UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			February 13, 2003

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		28

Form 13F Information Table Value Total:		716,157


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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

NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                   COMM          00762W107      16609      555,500     SH     SOLE           555,500
Agnico-Eagle Mines                   COMM          008474108      39593    2,664,400     SH     SOLE         2,664,400
AutoImmune Inc.                      COMM          052776101        657    1,042,800     SH     SOLE         1,042,800
Allstate Corp                        COMM          020002101      43212    1,168,200     SH     SOLE         1,168,200
Ascential Software Corporation       COMM          04362P108      13445    5,601,920     SH     SOLE         5,601,920
Activision, Inc.                     COMM          004930AA1      14650    1,004,113     SH     SOLE         1,004,113
Berkshire Hathaway Inc. Class B      COMM          084670207      60575       25,000     SH     SOLE            25,000
Electronics Boutique Holdings C      COMM          286045109       5399      341,499     SH     SOLE           341,499
EMC Corporation                      COMM          268648102      47739    7,775,000     SH     SOLE         7,775,000
Fairmont Hotels & Resorts            COMM          305204109      20074      852,400     SH     SOLE           852,400
Gillette Company                     COMM          375766102      37950    1,250,000     SH     SOLE         1,250,000
Gold Fields Limited                  COMM          38059T106      34649    2,482,000     SH     SOLE         2,482,000
Hutchinson Technologies              COMM          448407AC0      32459    1,568,062     SH     SOLE         1,568,062
Jupiter Media Metrix, Inc.           COMM          48206u104        286    1,683,200     SH     SOLE         1,683,200
Martek Biosciences Corporation       COMM          572901106      94238    3,763,503     SH     SOLE         3,763,503
Phillip Morris Companies, Inc.       COMM          718154107      10133      250,000     SH     SOLE           250,000
Neose Technologies                   COMM          640522108      21743    2,516,500     SH     SOLE         2,516,500
Occidental Petroleum Corp.           COMM          674599105      35563    1,250,000     SH     SOLE         1,250,000
Persistence Software, Inc.           COMM          715329108        703    1,465,300     SH     SOLE         1,465,300
PYR Energy Corporation               COMM          693677106        799    3,634,000     SH     SOLE         3,634,000
Qualcomm, Inc.                       COMM          747525103      57707    1,585,800     SH     SOLE         1,585,800
CIA VALE DO RIO DOCE-ADR             COMM          204412209      14455      500,000     SH     SOLE           500,000
Sycamore Networks Inc.               COMM          871206108       8027    2,777,495     SH     SOLE         2,777,495
San Juan Basin Royalty Tr            COMM          798241105       3880      283,200     SH     SOLE           283,200
Questar Corporation                  COMM          748356102      36252    1,303,100     SH     SOLE         1,303,100
Timberland Co-CI A                   COMM          887100105      28488      800,000     SH     SOLE           800,000
XM Satellite Radio Holdings-Class A  COMM          983759101      26973   10,027,298     SH     SOLE        10,027,298
Zymogenetics Inc.                    COMM          98985T109       9900    1,000,000     SH     SOLE         1,000,000



12/31/02-EDGAR FILING Form 13F